Restricted Cash - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Loss contingency, receivable, proceeds	$ 35,000,000	$ 35,000,000
Interest income			$ 100,000
Loss contingency accrual payments			1,000,000
Restricted cash included in other assets		$ 0	$ 0	$ 0	$ 0	$ 19,678,000